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                                UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   FORM 13F

                             FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended March 31, 2002
                                              --------------

Check here if Amendment [ ]; Amendment Number: _____________

  This Amendment (Check only one.):      [ ] is a restatement.
                                         [ ] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:    Capital Counsel LLC
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Address: 350 Park Avenue, 11th Floor
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         New York, NY 10022
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Form 13F File Number:  28-05779
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The Institutional Investment Manager filing this report and the person by whom it is signed represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Terence S. Greene
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Title: Member
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Phone: 212-350-4520
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Signature, Place, and Date of Signing:

/s/ Terence S. Greene           New York, NY            May 6, 2002
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 [Signature]                     [City, State]              [Date]
Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check if no holdings reported are in this report, and all holdings are reported in this report and a portion are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: 0

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.


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                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:          0
                                            -
Form 13F Information Table Entry Total:     79
                                            --
Form 13F Information Table Value Total:     466,491
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                                            (thousands)


List of Other Included Managers:   0

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   				CAPITAL COUNSEL LLC
                                      FORM 13F
                                    March 31, 2002


                     Title of                  Value    Shares/ Sh/ Put/ Invstmt
Name of Issuer	       class    CUSIP	      (x$1000)  Prn Amt Prn Call Dscretn

BP AMOCO PLC ADR	ADR	055622104	4918	92615	SH	Sole
ELSEVIER N V SPONSORED 	ADR	290259100	 294	11000	SH	Sole
NOKIA CORP SPONSORED 	ADR	654902204	 353	17000	SH	Sole
SAP AKTIENGESELLSCHAFT 	ADR	803054204	1052	28280	SH	Sole
TELEFONOS DE MEXICO 	ADR	879403780	 202	5000	SH	Sole
VODAPHONE GROUP PLC	ADR	92857W100	 734	39840	SH	Sole
STATE STREET EXCHANGE   COM	857478101	 287	546.654	SH	Sole
SOLECTRON CORP CV PFD	7.25%	834182206	2828	129425	SH	Sole
3COM CORP		COM	885535104	 193	31644	SH	Sole
3M COMPANY		COM	88579Y101	1489	12948	SH	Sole
ABBOTT LABORATORIES	COM	002824100	1893	35988	SH	Sole
ATL. COAST ARLNS HOLDGS	COM	048396105	 288	12000	SH	Sole
AMDOCS LTD		COM	g02602103	 600	22500	SH	Sole
AMERICAN INTERNATL GRP 	COM	026874107      22887	317255	SH	Sole
AMGEN INC		COM	031162100	 818	13700	SH	Sole
APPLIED MATERIALS	COM	038222105	 253	4655	SH	Sole
AUTOMATIC DATA PROC.	COM	053015103	 430	7375	SH	Sole
BAKER HUGHES INC	COM	057224107	1793	46866	SH	Sole
C H ROBINSON WORLDWIDE 	COM	12541W100      14560	433345	SH	Sole
CHEVRONTEXACO CORP.	COM	166764100	 232	2573	SH	Sole
CIRRUS LOGIC INC	COM	172755100	 264	14000	SH	Sole
CISCO SYS INC		COM	17275R102	 910	53724	SH	Sole
CITIGROUP		COM	172967101	1194	24109	SH	Sole
COCA COLA CO		COM	191216100	6492	124228	SH	Sole
CONCORD EFS INC		COM	206197105      10437	313892	SH	Sole
DANAHER CORP 		COM	235851102	1737	24459	SH	Sole
DELL COMPUTER CORP	COM	247025109	 858	32875	SH	Sole
DISNEY WALT CO		COM	254687106	3600	155982	SH	Sole
DST SYS INC		COM	233326107      23338	468642	SH	Sole
DU PONT E I DE NEMOURS 	COM	263534109	 981	20799	SH	Sole
E M C CORP		COM	268648102	 524	43973	SH	Sole
EMERSON ELECTRIC CO COM	COM	291011104	 889	15486	SH	Sole
EQUITY OIL CO		COM	294749106	 166	85000	SH	Sole
EXPRESS SCRIPTS INC 	COM	302182100      22164	384850	SH	Sole
EXXON MOBIL CORPORATION	COM	30231g102	8736	199322	SH	Sole
FEDERAL NATL MTG ASSN	COM	313586109	2128	26646	SH	Sole
FIRST DATA CORP		COM	319963104      42392	485865	SH	Sole
GENERAL ELECTRIC CO	COM	369604103	4470	119350	SH	Sole
GENERAL MTRS CORP 	COM	370442105	 484	8000	SH	Sole
GILEAD SCIENCES INC	COM	375558103	 576	16000	SH	Sole
GILLETTE CO		COM	375766102	 476	14000	SH	Sole
HARTE-HANKS INC		COM	416196103      42153	1332257	SH	Sole
HOME DEPOT INC		COM	437076102	 904	18606	SH	Sole
HUBBELL INC CLASS A	COM	443510102	 246	7800	SH	Sole
HUBBELL INC CLASS B	COM	443510201	1110	33744	SH	Sole
INTEL CORP		COM	458140100      39131	1286788	SH	Sole
INTL BUSINESS MACHINES 	COM	459200101	 988	9496	SH	Sole
INTUIT			COM	461202103	7525	196164	SH	Sole
JOHNSON & JOHNSON	COM	478160104	3748	57708	SH	Sole
MACROMEDIA INC		COM	556100105	 242	11840	SH	Sole
MARSH & MCLENNAN COS	COM	571748102	 284	2520	SH	Sole
MARSHALL & ILSLEY CORP	COM	571834100	 560	9000	SH	Sole
MAXIM INTGRATED PRODS 	COM	57772K101	2795	50166	SH	Sole
MERCK & CO INC		COM	589331107      24901	432466	SH	Sole
METTLER - TOLEDO INTL 	COM	592688105      11892	262746	SH	Sole
MICROSOFT CORP		COM	594918104	1387	22992	SH	Sole
NEOMAGIC CORP. 		COM	640497103	  33	10000	SH	Sole
NORTHERN TRUST CORP	COM	665859104	 240	4000	SH	Sole
PALM 			COM	696642107	 205	51382	SH	Sole
PATTERSON DENTAL	COM	703412106	 547	12500	SH	Sole
PEPSICO INC		COM	713448108	6098	312574	SH	Sole
PFIZER INC		COM	717081103	1540	38763	SH	Sole
PLANTRONICS INC NEW	COM	727493108	1547	73925	SH	Sole
SANMINA-SC		COM	800907107	 918	78160	SH	Sole
SCHERING PLOUGH CORP	COM	806605101	 250	8000	SH	Sole
SOLECTRON CORP		COM	834182107	9130	1170538	SH	Sole
STATE STREET CORP	COM	857477103      71301	1287483	SH	Sole
STILWELL FINANCIAL	COM	860831106	 245	10000	SH	Sole
STRYKER CORP		COM	863667101	1955	32400	SH	Sole
SUN MICROSYSTEMS INC	COM	866810104	 992	112466	SH	Sole
THOMAS & BETTS CORP	COM	884315102	 351	16600	SH	Sole
UNITED PARCEL SERVICE	COM	911312106	2344	38550	SH	Sole
US BANCORP		COM	902973304	 480	21281	SH	Sole
VARIAN MED SYS INC	COM	92220P105      11981	292934	SH	Sole
WAL MART STORES INC	COM	931142103	 507	8276	SH	Sole
WALGREEN CO		COM	931422109	9944	253748	SH	Sole
WASHINGTON POST CO CL B	COM	939640108	 911	1500	SH	Sole
XILINX INC		COM	983919101	8155	204600	SH	Sole
EQUITY INV FD UN 2ND SP	COM	294700422	  32	15178	SH	Sole

REPORT SUMMARY  79 DATA RECORDS		      466491

0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED
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